Quarterly Report
December 31, 2021
MFS®  Municipal
Intermediate Fund
MIU-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.0%
Alabama - 0.7%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$495,000	$587,205
Alaska - 0.3%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series “1”, 5%, 12/01/2027	$200,000	$246,245
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	5,000	4,991
		$251,236
Arizona - 0.8%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	$125,000	$146,963
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	4,952
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	35,000	34,857
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	14,939
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	271,791
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 1.3%, 6/01/2027 (Put Date 6/01/2027)	200,000	200,521
		$674,023
Arkansas - 0.6%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$137,255
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2025	150,000	175,222
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2026	140,000	168,420
		$480,897
California - 2.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$150,592
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	20,168
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	100,389
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	102,785
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	146,195
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	96,531
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	138,888
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2030	750,000	965,867
		$1,721,415
Colorado - 0.7%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$253,746
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	135,848
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	244,315
		$633,909
Connecticut - 0.7%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$279,908
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	300,000	321,377
		$601,285
District of Columbia - 1.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$280,755
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	102,630
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	258,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
Washington, D.C. Metropolitan Airport Authority System Rev., “A”, 5%, 10/01/2027	$250,000	$305,304
		$947,577
Florida - 3.9%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$95,775
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “B”, 3%, 7/01/2022 (n)	100,000	99,882
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2025	1,000,000	1,156,143
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026 (w)	300,000	318,503
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	178,468
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	183,446
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	120,395
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	108,837
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	209,984
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	200,000	262,702
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2028	400,000	497,801
		$3,231,936
Georgia - 1.8%
Bleckley County & Dodge County, GA, Joint Development Authority Rev. (USG Real Estate Foundation VII LLC), 5%, 7/01/2036	$75,000	$92,138
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	233,961
Cobb County, GA, Development Authority Lease Rev., (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2023	200,000	211,014
Cobb County, GA, Development Authority Lease Rev., (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	251,377
Cobb County, GA, Development Authority Lease Rev., (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2026	175,000	199,991
Cobb County, GA, Development Authority Lease Rev., (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2027	125,000	145,452
Cobb County, GA, Development Authority Lease Rev., (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2028	150,000	177,127
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), “C”, 0.8%, 6/15/2023	225,000	224,189
		$1,535,249
Guam - 2.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$120,461
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	6,132
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	6,225
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	6,361
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	34,553
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	35,000	39,448
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	305,911
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	121,544
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	69,390
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	200,051
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	55,889
Guam International Airport Authority Taxable Rev. (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	24,967
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	74,220
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	110,000	128,291
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	157,298
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	441,439
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	339,873
		$2,132,053
Idaho - 0.1%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	$60,000	$59,976
Illinois - 8.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$245,000	$262,084
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	80,375
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	51,048
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	162,497
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	46,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	$45,000	$53,041
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	121,140
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	156,851
Chicago, IL, Park District General Obligation, “D”, 4%, 1/01/2023	1,000,000	1,035,680
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	200,000	236,869
East Moline, IL, General Obligation, BAM, 1.665%, 1/15/2025	250,000	250,249
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 4%, 10/01/2026	300,000	344,452
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	77,496
Illinois Finance Authority Taxable Rev. (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	100,000	100,042
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	5,000	4,940
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	100,000	113,644
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	125,092
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	245,000	264,310
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	190,213
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	46,611
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	95,993
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	75,000	92,282
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	20,000	25,193
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	44,988
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2031	750,000	975,915
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	44,387
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	64,326
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	58,900
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “B”, 5%, 12/15/2028	205,000	209,330
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	119,512
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	256,027
State of Illinois, 5%, 2/01/2029	165,000	194,976
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	191,656
State of Illinois, General Obligation Refunding , AGM, 4%, 2/01/2031	100,000	113,382
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	151,748
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	225,452
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	146,965
		$6,733,706
Indiana - 5.3%
Ball St. University, IN, Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$244,917
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	109,045
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	104,003
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	29,583
Indiana Finance Authority Taxable Rev. (Deaconess Health System), “A”, 1.405%, 3/01/2025	570,000	566,370
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	234,237
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	10,000	10,763
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2028	225,000	274,651
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2028	100,000	123,479
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2029	220,000	274,442
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2029	220,000	276,444
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2030	225,000	283,358
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	200,000	229,036
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	217,332
Perry Township, IN, Multi-School Building Corp, First Mortgage Refunding, 4%, 7/15/2031	1,000,000	1,221,917
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	129,614
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	115,526
		$4,444,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.6%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	$330,000	$353,121
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	45,000	47,417
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	118,371
		$518,909
Kansas - 0.4%
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	$125,000	$134,480
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	150,000	167,601
		$302,081
Kentucky - 1.1%
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	$500,000	$637,015
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	10,000	11,193
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2028	200,000	250,097
		$898,305
Louisiana - 2.5%
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	$200,000	$228,203
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	104,117
New Orleans, LA, 0.456%, 9/01/2022	735,000	734,857
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	1,000,000	1,014,660
		$2,081,837
Maryland - 2.2%
Chestertown, MD, Economic Development Rev., (Washington College Project), “B”, 1.47%, 3/01/2023	$525,000	$523,276
Chestertown, MD, Economic Development Rev., (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	546,670
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	260,000	285,910
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	169,057
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	303,913
		$1,828,826
Massachusetts - 0.5%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$40,000	$39,837
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2040	130,000	147,786
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	111,836
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	99,507
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	44,764
		$443,730
Michigan - 0.7%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028	$200,000	$236,000
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	33,207
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	38,632
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,117
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	49,681
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	109,733
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	100,000	111,447
		$600,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.9%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$131,389
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	150,000	179,846
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.4%, 1/01/2023	195,000	194,916
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	240,000	258,818
		$764,969
Mississippi - 0.2%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$72,037
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	100,000	107,932
		$179,969
Missouri - 0.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$172,365
Nixa, MO, Public Schools, Certificate of Participation, 4%, 4/01/2022	200,000	201,756
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	128,633
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	230,060
		$732,814
Nevada - 1.7%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	$200,000	$236,300
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2026	1,000,000	1,182,955
		$1,419,255
New Hampshire - 1.4%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	$105,000	$124,457
New Hampshire Housing Authority, Multi-Family Rev., FHA, 0.45%, 6/01/2023	1,035,000	1,034,671
		$1,159,128
New Jersey - 2.9%
Atlantic City, NJ, 5%, 12/01/2024	$85,000	$88,305
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2027	210,000	242,608
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2028	275,000	321,599
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2029	250,000	296,652
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030	115,000	124,369
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	95,000	112,173
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	271,865
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	113,582
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	236,098
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	65,000	80,324
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	70,000	84,453
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	67,042
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	221,572
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	165,252
		$2,425,894
New Mexico - 0.0%
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “A”, 0.875%, 6/01/2040 (Put Date 10/01/2026)	$15,000	$14,929
New York - 3.6%
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	$80,000	$99,744
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	988,461
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	5,179
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 0.6%, 5/01/2061 (Put Date 7/01/2025)	55,000	54,299
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 1.015%, 6/01/2024	500,000	499,186
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	15,000	17,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	$1,000,000	$1,179,081
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	151,808
		$2,995,041
North Carolina - 0.3%
Charlotte-Mecklenberg, NC, Hospital Authority Rev. (Atrium Health Obligated Group), “A”, 5%, 1/15/2028	$75,000	$78,484
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	147,178
		$225,662
Ohio - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$87,971
Cleveland State University, OH, General Receipts “A”, 5%, 6/01/2029	125,000	145,229
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	88,273
Lorain, OH, General Obligation, BAM, 4%, 12/01/2026	850,000	976,826
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	200,000	233,409
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	86,680
		$1,618,388
Oklahoma - 0.2%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$143,978
Oregon - 0.3%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	$5,000	$4,933
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	9,880
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	124,986
Port Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	105,000	130,171
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	5,000	5,004
		$274,974
Pennsylvania - 6.5%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026 (w)	$10,000	$11,483
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	75,707
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	29,882
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	491,437
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	91,239
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	769,577
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	10,931
East Bethlehem Township, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	150,035
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	134,862
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	176,800
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	96,265
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, VRDN, 0.18%, 4/01/2034 (Put Date 1/18/2022)	750,000	749,991
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.44%, 6/01/2041 (Put Date 6/03/2024)	90,000	90,361
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	237,952
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	5,040
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	330,000	351,816
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	242,131
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	792,212
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	89,375
Schuylkill County, PA, Municipal Authority Water & Sewer Rev., BAM, 4%, 6/15/2024	260,000	282,551

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	$500,000	$546,619
		$5,426,266
Puerto Rico - 6.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$15,000	$15,207
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	687,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	45,694
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,045,000	927,437
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	90,000	90,328
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	230,000	234,595
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	259,025
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	39,850
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	10,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	90,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,763
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	100,000	97,625
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	164,381
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	49,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	39,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,963
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	129,513
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,683
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	10,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	63,456
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	70,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	20,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	60,000
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	260,000	266,795
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	25,000	25,775
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	415,000	428,601
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	190,000	195,695
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	26,222
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	189,839
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	85,637
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	44,640
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,896
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	37,909
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,143
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	485,687
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	15,207
		$5,020,378
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	$250,000	$307,343
South Carolina - 0.8%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$377,954
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	125,000	145,223
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	154,876
		$678,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	$65,000	$64,290
Tennessee - 20.5%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,105,875
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	500,000	524,327
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	552,660
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	386,209
Jackson, TN, Hospital Refunding Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	425,000	459,532
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	866,027
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	1,000,000	1,140,628
Knoxville, TN, Community Development Corp., Multi-Family Housing Rev. (Austin Homes 1B), 0.22%, 10/01/2024 (Put Date 10/01/2023)	55,000	54,815
Memphis, TN, General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,097,456
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,124,892
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	290,307
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	95,290
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5%, 7/01/2037 (Prerefunded 7/01/2022)	1,000,000	1,022,348
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,147,902
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,288,119
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	465,000	465,386
Metropolitan Nashville Airport Authority, TN, Airport Rev., “B”, 5%, 7/01/2035	1,100,000	1,249,702
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	569,953
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,802,131
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	591,519
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	118,580
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	118,363
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	94,333
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	100,000	109,834
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	800,000	854,901
		$17,131,089
Texas - 6.6%
Arlington, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 4%, 12/01/2026	$100,000	$114,973
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	311,980
Brownsville, TX, 5%, 2/15/2030	200,000	251,416
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2023	100,000	104,618
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	108,961
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	113,030
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2026	150,000	175,179
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	284,937
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024)	5,000	4,974
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	125,000	140,065
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	92,059
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2034	1,000,000	1,299,289
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	210,772
Eagle Pass, TX, AGM, 5%, 3/01/2028	255,000	315,905
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	106,665
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	299,272
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	219,991
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	80,000	80,841
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	213,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	$60,000	$69,942
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042 (Prerefunded 6/01/2022)	130,000	132,601
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	200,000	246,022
Port Beaumont, TX, Industrial Development Authority Facility Taxable Rev. (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	193,662
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	185,347
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	84,982
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	145,634
		$5,506,280
U.S. Virgin Islands - 0.3%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	$220,000	$220,582
Utah - 0.4%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$213,745
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	16,335	17,048
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	129,798
		$360,591
Virginia - 1.0%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$110,267
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	165,000	169,467
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	327,638
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	202,474
		$809,846
Washington - 0.4%
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	$125,000	$154,820
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	212,572
		$367,392
West Virginia - 0.3%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$215,834
Wisconsin - 2.9%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	$205,000	$220,868
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	326,066
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	220,765
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	349,541
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	439,990
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	159,221
Wisconsin Housing & Economic Development Authority Home Ownership, “A”, 3%, 3/01/2052	90,000	97,160
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	30,000	30,106
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	24,895
Wisconsin Public Finance Authority Hospital Taxable Rev. (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	123,799
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	105,000	111,995
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	315,481
		$2,419,887
Total Municipal Bonds		$81,192,521

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$133,597
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	400,000	130,154
Total Bonds		$263,751
Investment Companies (h) - 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.07% (v)	1,636,821	$1,636,821

Other Assets, Less Liabilities - 0.8%		644,185
Net Assets - 100.0%		$83,737,278
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,636,821 and $81,456,272, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,595,167, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$81,192,521	$—	$81,192,521
U.S. Corporate Bonds	—	263,751	—	263,751
Mutual Funds	1,636,821	—	—	1,636,821
Total	$1,636,821	$81,456,272	$—	$83,093,093
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$72,165,343	$70,528,524	$2	$—	$1,636,821
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,254	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.